Intangibles	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Intangibles
Note 12. Intangibles
Non-current
assets

	Consolidated
	2021	2020
	A$’000	A$’000

Licensing agreement - at acquired fair value	16,408	16,408
Less: Accumulated amortisation	(5,082)	(3,998)

	11,326	12,410

Licensing agreement - at cost	10,858	—
Less: Accumulated amortisation	(181)	—

	10,677	12,410

	22,003	12,410

Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	EVT801 licensing agreement A$’000	Paxalisib licensing agreement A$’000	Total A$’000

Balance at 1 July 2019	—	13,494	13,494
Additions
Disposals
Amortisation expense	—	(1,084)	(1,084)

Balance at 30 June 2020	—	12,410	12,410

Additions	10,858		10,858
Amortisation expense	(181)	(1,084)	(1,265)

Balance at 30 June 2021	10,677	11,326	22,003

During the financial year the consolidated entity acquired exclusive rights to EVT801, a small-molecule selective inhibitor of vascular endothelial growth factor receptor 3 (VEGFR3).